Fair Value Measurement - Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets (Detail) - Valuation, Market Approach - Significant Unobservable Inputs (Level 3)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lack of Marketability Discount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.30	0.30	0.30
Risk Free Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.022	0.036	0.02
Risk Free Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.045	0.043	0.03
Expected Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.42	0.39	0.30
Expected Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.67	0.60	0.46
Revenue Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	3
Revenue Multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		4	1
Revenue Multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		9	10
Net Profit Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs			25